                                Filed with the Securities and Exchange Commission on January 18, 2001
Registration No. 33-62793                                                               Investment Company Act No. 811-5438
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                  Post-effective Amendment No. 10
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 10

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                       (CLASS 1 SUB-ACCOUNTS)
                                                       ----------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                             M. PRISCILLA PANNELL, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

              JANUARY 22, 2001 or AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                    __immediately upon filing pursuant to paragraph (b) of Rule 485

                                    _X_  on January 22, 2001 pursuant to paragraph (b) of Rule 485

                                    __  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __  on ______________ pursuant to paragraph (a) (i) of Rule 485
                                    __  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __  on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940.
------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 1999 was filed within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
ASXT[WELLS-XT/Harvester XT/FUSI XT]

                                                                NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 33-62793 for the purpose of filing a Supplement for two (2) of the four (4) prospectuses which Registrant offers under the Registration Statement.  The Supplement for the
American Skandia XTra Credit and American Skandia XTra Credit Premier contracts include new variable sub-accounts available under the contract and amends certain other disclosure as described in the registration statement.  Other than as set forth herein, the
Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

ASXT

ASXT/FUSI XT -SUPP. (01/22/2001)                              1                                                               ASXT

                           Supplement to Prospectus Dated May 1, 2000, Revised Effective October 23, 2000
                                                 Supplement dated January 22, 2001

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life
Assurance Corporation ("American Skandia").  If you do not have a current prospectus, please contact American Skandia at
1-800-SKANDIA.

                                             I. ADDITIONAL VARIABLE INVESTMENT OPTIONS

The underlying Portfolios shown below are being offered as Sub-accounts under your Annuity.
----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
ProFund VP:
  Biotechnology                                       0.75%          1.00%          0.25%         2.00%          N/A         2.00%
  Energy                                              0.75%          1.00%          0.25%         2.00%          N/A         2.00%
  Financial                                           0.75%          1.00%          0.25%         2.00%          N/A         2.00%
  Healthcare                                          0.75%          1.00%          0.25%         2.00%          N/A         2.00%
  Real Estate                                         0.75%          1.00%          0.25%         2.00%          N/A         2.00%
  Technology                                          0.75%          1.00%          0.25%         2.00%          N/A         2.00%
  Telecommunications                                  0.75%          1.00%          0.25%         2.00%          N/A         2.00%
  Utilities                                           0.75%          1.00%          0.25%         2.00%          N/A         2.00%
  OTC                                                 0.75%          0.95%          0.25%         1.95%          N/A         1.95%
  Bear                                                0.75%          0.95%          0.25%         1.95%          N/A         1.95%
  Bull Plus                                           0.75%          0.95%          0.25%         1.95%          N/A         1.95%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

EXPENSE EXAMPLES

The Expense  Examples shown below are being added with respect to the new Portfolios  that are being offered as  Sub-accounts  under your Annuity.
----------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
----------------------------------------------------------------------------------------------------------------------------------------

                                         -------------------------------------------- ----- ------------------------------------------
                                         If you  surrender  your  Annuity at the end         If you do not surrender your Annuity at
                                         of the  applicable  time period,  you would         the end of the applicable time period
                                         pay  the  following  expenses  on a  $1,000         or begin taking annuity payments at
                                         investment,  assuming  5% annual  return on         such time, you would pay the following
                                         assets:                                             expenses on a $1,000 investment,
                                                                                             assuming 5% annual return on assets:
                                         -------------------------------------------- ----- ------------------------------------------

After:                                                                                 After:
----------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
--------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
ProFund VP Biotechnology                       122        197       264        391               37         112       189        391
ProFund VP Energy                              122        197       264        391               37         112       189        391
ProFund VP Financial                           122        197       264        391               37         112       189        391
ProFund VP Healthcare                          122        197       264        391               37         112       189        391
ProFund VP Real Estate                         122        197       264        391               37         112       189        391
ProFund VP Technology                          122        197       264        391               37         112       189        391
ProFund VP Telecommunications                  122        197       264        391               37         112       189        391
ProFund VP Utilities                           122        197       264        391               37         112       189        391
ProFund VP OTC                                 121        195       261        386               36         110       186        386
ProFund VP Bear                                121        195       261        386               36         110       186        386
ProFund VP Bull Plus                           121        195       261        386               36         110       186        386
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

The following is being added to the section entitled "Investment Options?"

INVESTMENT OPTIONS

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Sector funds generally  diversify their  investments  across  particular  economic  sectors or a single  industry.  However,  because those investments  are limited to a  comparatively  narrow  segment of the economy,  the  Portfolios  are generally not as  diversified  as other
Portfolios.  Sector  funds tend to be more  volatile  than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause greater  fluctuations in the share price.  Please read the  prospectus for the  Portfolios  for further  details about the risks of the particular  sector of the economy.  Each  ProFund  VP sector  Portfolio  will  concentrate  its  investments  in a  particular  industry  or group of  industries  to approximately the same extent the applicable Index is so concentrated.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results that correspond to the performance of the Dow Jones U.S.  Biotechnology  Index  ("Index").  The Index measures the  performance of
                    the biotechnology  sector of the U.S. equity market.  The Portfolio invests primarily in equity   ProFund Advisors LLC
                    securities of, or in instruments that provide exposure to,  biotechnology  companies engaged in genetic research,  and/or the marketing and development of recombinant DNA products.  Companies represented  in this  sector  may  include  companies  that may be newly  formed  and that have relatively small market capitalizations.

      SECTOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Energy:  seeks daily  investment  results that  correspond to the performance of the
                    Dow Jones U.S.  Energy  Sector  Index  ("Index").  The Index  measures the  performance  of the
                    energy sector of the U.S. equity market.  The Portfolio  invests primarily in equity securities   ProFund Advisors LLC
                    of, or in instruments  that provide  exposure to, energy  companies  engaged in the business of oil equipment and services, oil-major, oil-secondary and pipelines.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Financial:  seeks daily  investment  results that  correspond to the  performance of the Dow Jones U.S.  Financial  Sector Index  ("Index").  The Index measures the  performance of the financial  economic sector of the U.S. equity market.  The Portfolio  invests  primarily in equity  securities  of,  or  in  instruments  that  provide  exposure  to,  financial  services
                    companies,  including regional banks, major international banks, insurance companies, companies   ProFund Advisors LLC
                    that invest,  directly or indirectly in real estate,  Fannie Mae,  credit card insurers,  check cashing companies,  mortgage lenders,  investment  advisors,  savings and loans, savings banks, thrifts,  building  associations  and  societies,  credit  unions,  securities  broker-dealers, including investment banks and merchant banks, online brokers,  publicly traded stock exchanges and specialty finance companies.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Healthcare:  seeks daily  investment  results that  correspond to the performance of the Dow Jones U.S.  Healthcare  Sector Index  ("Index").  The Index measures the performance of the healthcare  sector of the U.S.  equity market.  The Portfolio  invests  primarily in equity
                    securities  of,  or  in  instruments   that  provide   exposure  to,  health  care   providers,   ProFund Advisors LLC
                    biotechnology  companies and  manufacturers of medical  supplies,  advanced medical devices and pharmaceuticals.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Real Estate:  seeks daily  investment  results that correspond to the performance of the Dow Jones U.S.  Real Estate Index  ("Index").  The Index  measures the  performance  of the real estate  industry  sector of the U.S.  equity market.  The Portfolio  invests  primarily in
                    equity  securities of, or in instruments  that provide  exposure to, hotel and resort companies   ProFund Advisors LLC
                    and real  estate  investment  trusts  (REITs)  that  invest in  apartments,  office  and retail properties.  REITs are passive  investment  vehicles that invest primarily in  income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Technology:  seeks daily  investment  results that  correspond to the performance of the Dow Jones U.S.  Technology  Sector Index  ("Index").  The Index measures the performance of the technology  sector of the U.S.  equity market.  The Portfolio  invests  primarily in equity
                    securities  of,  or in  instruments  that  provide  exposure  to,  companies  involved  in  the   ProFund Advisors LLC
                    development and production of technology  products,  including  computer hardware and software, telecommunications  equipment,  microcomputer  components,  integrated  computer  circuits  and office equipment utilizing technology.

      SECTOR
     (Cont.)
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Telecommunications:   seeks  daily  investment  results  that  correspond  to  the performance  of the Dow  Jones  U.S.  Telecommunications  Sector  Index  ("Index").  The  Index
                    measures the  performance  of the  telecommunications  sector of the U.S.  equity  market.  The
                    Portfolio  invests  primarily in equity  securities of, or in instruments that provide exposure   ProFund Advisors LLC
                    to,   telecommunications   companies   including   fixed  line   communications   and  wireless
                    communications.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Utilities:  seeks daily  investment  results that  correspond to the  performance of the Dow Jones U.S.  Utilities  Sector Index  ("Index").  The Index measures the  performance of
                    the utilities  sector of the U.S.  equity  market.  The Portfolio  invests  primarily in equity   ProFund Advisors LLC
                    securities  of, or in  instruments  that provide  exposure  to,  utility  companies,  including electric utilities, gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------

The ProFund VP OTC,  Bear and Bull Plus  portfolios  are  available to all Owners.  It is  recommended  that only those Owners who engage a financial advisor to allocate their funds in strategic or tactical asset allocation  strategies  invest in these  portfolios.  There can be no assurance that any financial advisor will successfully predict market fluctuations.

The Portfolios  principally  invest in futures  contracts on the applicable index,  options on futures contracts and financial  instruments such as equity caps, collars and floors,  swaps,  American  Depository Receipts and options on the index. The Portfolios may also invest in stocks that the Advisor believes should simulate the movement of the applicable index.
--------------------------------------------------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP OTC:  seeks daily  investment  results that  correspond  to the  performance  of the
                    NASDAQ  100  Index(TM).  The  NASDAQ 100 Index(TM)is  comprised  primarily  of large  capitalization   ProFund Advisors LLC
                    companies,  most with a technology  or growth  orientation.  If the  Portfolio is successful in meeting its  objective,  it should  increase or decrease in value in direct  proportion  to any increase or decrease in value of the NASDAQ 100 Index(TM).

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear:  seeks daily investment  results that correspond to the inverse  (opposite) of the  performance  of the S&P 500(R)Index.  The S&P 500(R)Index is  comprised  of diverse,  widely traded,  large  capitalization  companies.  If the  Portfolio  is  successful  in  meeting  its
                    objective,  it should  increase in value in direct  proportion  to any decrease in the level of   ProFund Advisors LLC
                    the S&P 500(R)Index.  Conversely,  its value will decrease in direct  proportion to any increase in the level of the S&P 500(R)Index.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull Plus:  seeks daily  investment  results that correspond to one and a half times
                    (150%) the  performance  of the S&P(R)500 Index.  The S&P 500(R)Index is  comprised  of  diverse, widely traded,  large capitalization  companies.  If the Portfolio is successful in meeting its
                    objective,  it should  gain  approximately  one and a half  times as much as the S&P 500(R)Index   ProFund Advisors LLC
                    when the prices of the  securities  in the S&P 500(R)Index rise on a given day and should  lose approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

                                            II. RYDEX VARIABLE TRUST SUB-ACCOUNT CLOSING

Effective  March 16, 2001,  the Nova,  Ursa and OTC  portfolios of Rydex  Variable  Trust will no longer be offered as  Sub-accounts under the Annuity.  Owners of Annuity  contracts  issued on or after March 16, 2001 will not be allowed to allocate Account Value to the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuity  contracts issued before March 16,
2001,  and/or  their  authorized  financial  professionals,  will no longer be able to  allocate  additional  Account  Value or make transfers  into  the  Rydex  Nova,  Rydex  Ursa or Rydex  OTC  Sub-accounts.  Contract  Owners  and/or  their  authorized  financial professionals  who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer  Account Value into the Rydex  Sub-accounts at a later date. Bank drafting,  dollar cost  averaging,  asset  allocation and rebalancing  programs  that were  effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However, no changes involving the Rydex Sub-accounts may be made to such programs.

American  Skandia  intends to file an application  with the Securities and Exchange  Commission to substitute the Rydex Nova,  Rydex
Ursa and Rydex OTC  Sub-accounts  with  corresponding  portfolios  of ProFunds  VP. The proposed  substitution  will not affect your rights or our obligations under the Annuity.  Those Contract Owners effected by the proposed  substitution  will receive  additional information from American Skandia notifying them of their rights under the SEC Exemptive Order once received.

                                                      III. SPOUSAL ASSUMPTION

The following paragraph is being added to the "Death Benefit" section of your Annuity.

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse own the Annuity  jointly,  we assume that the sole  primary
Beneficiary will be the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary may elect to assume  ownership of the Annuity instead of taking the Death Benefit payment.  Any Death Benefit  (including any optional Death  Benefits)  that would have been payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the
Annuity to a new  purchaser of the same  attained  age.  For purposes of  determining  any future  Death  Benefit for the  surviving spouse,  the new Account Value will be  considered as the initial  Purchase  Payment.  No CDSC will apply to the new Account  Value.
However,  any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity.

                                                     IV. OPTIONAL DEATH BENEFIT

The optional 7.2%  Guaranteed  Minimum Death Benefit (Option 2) was offered,  in those states where  approved,  between May 15, 1999 and January 22, 2001.  As of January 22, 2001,  this  optional  Death  Benefit is no longer being  offered to new  purchasers of the
Annuity.  If purchased, this optional Death Benefit will apply for Contract Owners who purchased it during that period.

ASXT[WELLS-XT]  01/10/2001

                                                                 7

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia Marketing,  Incorporated,  formerly known as Skandia Life Equity Sales Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed March 2,
                           1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to  Registration
                           Statement No. 33-87010, filed April 24, 1998.

(4)            (a)Copy of the form of the  Annuity,  filed  via  EDGAR  with  Post-Effective  Amendment  No. 3 to this  Registration
                           Statement 33-62793, filed April 29, 1997.

(b)            Copy of  Guaranteed  Minimum  Death  Benefit  Endorsement  filed via EDGAR  with  Post-Effective  Amendment  No. 8 to
                           Registration Statement No. 33-87010, filed April 26, 1999.

(c)            Copy of  Performance-related  Benefits  and First  Year  Credits  Endorsement  filed via  EDGAR  with  Post-Effective
                           Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

         (5)      A copy of the  application  form used with the  Annuity  filed via EDGAR with  Post-Effective  Amendment  No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of American Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective
                           Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Not applicable.

         (8)      Agreements between Depositor and:

                  (a)      Neuberger&Berman  Advisers  Management  Trust  filed via EDGAR  with  Post-effective  Amendment  No. 4 to
                           Registration Statement No. 33-87010, filed February 25, 1997.

                  (b)      The Alger American Fund filed via EDGAR with  Post-Effective  Amendment No. 6 to  Registration  Statement
                           No. 33-87010, filed March 2, 1998.

                  (c)      American Skandia Trust filed via EDGAR with Post-effective  Amendment No. 4 to Registration Statement No.
                           33-87010,  filed February 25, 1997 (At such time, what later became  American  Skandia Trust was known as the Henderson Global Asset Trust).

(d)            The  Montgomery  Funds III filed via EDGAR in the  Initial  Registration  Statement  to  Registration  Statement  No.
                           333-08853, filed July 25, 1996.

(e)            Life & Annuity Trust Agreement (previously filed in Post-Effective Amendment No. 1 to Registration Statement No. 33-71118, filed February 17, 1995).
                           FILED VIA EDGAR with Post-Effective  Amendment No. 4 to Registration Statement No. 33-59993,  filed April
                           27, 1998.

(f)            Rydex Variable Trust filed via EDGAR with  Post-Effective  Amendment No. 8 to  Registration  Statement No.  33-87010,
                           filed April 26, 1999.

(g)            First Defined Portfolio Fund LLC filed via EDGAR with  Post-Effective  Amendment No. 7 to Registration  Statement No.
                           33-86866, filed April 26, 2000.

(h)            Evergreen Variable Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No.
                           33-87010, filed April 26, 2000.

(i)            INVESCO  Variable  Investment  Funds,  Inc.  filed via EDGAR  with  Post-Effective  Amendment  No. 9 to  Registration
                           Statement No. 33-87010, filed April 26, 2000.

(j)            ProFunds VP filed via EDGAR with Post-Effective  Amendment No. 9 to Registration Statement No. 33-87010,  filed April
                           26, 2000.

         (9)      Opinion and Consent of Counsel filed via EDGAR with Post-Effective  Amendment No. 8 to this Registration Statement
                  No. 333-62793, filed July 3, 2000.

         (10)     Consent of Ernst & Young LLP.                                                                    FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-Effective
                  Amendment No. 3 to this Registration Statement No. 33-62793, filed April 29, 1997.

         (14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:  The Directors and Officers of the Depositor are shown in Part A.

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

         (1)      American  Skandia  Information  Services and  Technology  Corporation  ("ASIST"):  The  organization  is a general
                  --------------------------------------------------------------------------------
                  business  corporation  organized  in the State of Delaware.  Its primary  purpose is to provide  various  types of business services to American Skandia,  Inc. and all of its subsidiaries  including computer systems  acquisition, development and maintenance,  human resources  acquisition,  development and management,  accounting and financial reporting services and general office services.

         (2)      American Skandia  Marketing,  Incorporated  ("ASM,  Inc."):  The  organization is a general  business  corporation
                  ----------------------------------------------------------
                  organized  in the State of  Delaware.  It was formed  primarily  for the purpose of acting as a  broker-dealer  in securities.  It acts as the principal  "underwriter" of annuity contracts deemed to be securities,  as required by the  Securities  and Exchange  Commission,  which  insurance  policies  are to be issued by American  Skandia Life
                  Assurance  Corporation.  It provides  securities  law  supervisory  services in relation to the marketing of those products of American  Skandia  Life  Assurance  Corporation  registered  as  securities.  It also may provide such services in relation to  marketing of certain  public  mutual  funds.  It also has the power to carry on a general financial,  securities,  distribution,  advisory,  or investment  advisory business;  to act as a general agent or broker  for  insurance  companies  and to render  advisory,  managerial,  research  and  consulting  services  for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):  The organization is a general business corporation
                  -------------------------------------------------------------
                  organized  in the state of  Connecticut.  The  organization  is  authorized  to  provide  investment  service  and investment  management advice in connection with the purchasing,  selling,  holding or exchanging of securities or other assets to insurance companies,  insurance-related  companies,  mutual funds or business trusts. It's primary role is expected to be as investment  manager for certain mutual funds to be made available  primarily through the variable insurance products of American Skandia Life Assurance Corporation.

         (4)      Skandia Vida: This  subsidiary of American  Skandia Life Assurance  Corporation was organized in March,  1995, and
                  ------------
                  began  operations in July,  1995. It offers  investment  oriented life insurance  products  designed for long-term savings through independent banks and brokers in Mexico.

Item 27.  Number of Contract Owners:  As of December 31, 1999, there were 68,842 [5,597] owners of Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and  American  Skandia,  Inc.,  a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers  liability  insurance  policy issued by an unaffiliated  insurance  company to Skandia  Insurance  Company Ltd., their ultimate parent.  Such policy will reimburse ASLAC or
ASM,  Inc., as  applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements  and judgments  arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

               Registrant  hereby undertakes as follows:  Insofar as  indemnification  for liabilities  arising under the Securities
Act of 1933 (the "Act") may be permitted to directors,  officers and  controlling  persons of  Registrant  pursuant to the foregoing provisions,  or  otherwise,  Registrant  has been  advised  that in the  opinion of the  Securities  and  Exchange  Commission  such indemnification  is against public policy as expressed in the Act and,  therefore,  is unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director,  officer or  controlling  person of Registrant in the  successful  defense of any action,  suit or  proceeding) is asserted by such director, officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling  precedent,  Registrant will submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kimberly Anderson                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                               Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl Cavaliere                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                       Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Information Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Chairman of the Board of Directors
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                     Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President and
American Skandia Life Assurance Corporation                                     Chief Financial Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

David R. Monroe                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Treasurer and
One Corporate Drive, P.O. Box 883                                               Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

William O'Loughlin                                                              Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

M. Priscilla Pannell                                                            Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Pritchard                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                            Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian W. Thwaites                                                           Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                    Vice President and
American Skandia Life Assurance Corporation                                     Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                 Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                               Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                                 Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)            Registrant  hereby undertakes to file a post-effective  amendment to this Registration  Statement as frequently as is necessary to ensure that the audited  financial  statements in the Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)            Registrant  hereby  undertakes to include  either (1) as part of any  enrollment  form or  application  to purchase a contract  offered  by the  prospectus,  a space  that an  applicant  or  enrollee  can check to request a  Statement  of  Additional
Information,  or (2) a post card or similar  written  communication  affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)            Registrant  hereby  undertakes  to deliver any  Statement of  Additional  Information  and any  financial  statements required to be made available under this form promptly upon written or oral request.

(d)            American  Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents  that the aggregate fees and charges under the annuity  contracts  are  reasonable  in relation to the services  rendered,  the expenses  expected to be incurred and the risks assumed by the Depositor.

(e)            With respect to the restrictions on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying upon: 1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and Exchange  Commission to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

                  As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.
                  The exhibits included are as follows:

                  No. 10   Consent of Ernst & Young LLP.

                                                             SIGNATURES

         As required by the Securities Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of  Securities  Act Rule  485(b)  for  effectiveness  of the  Registration  Statement  and has duly  caused  this
Registration   Statement  to  be  signed  on  its  behalf,  in  the  Town  of  Shelton  and  State  of  Connecticut,   on  this 18th
day of January, 2001.

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                       (CLASS 1 SUB-ACCOUNTS)
                                                             Registrant

                                          By: American Skandia Life Assurance Corporation
                                          -----------------------------------------------

By:  /s/ Kathleen A. Chapman                   _                            Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                             Depositor

By:  /s/ Kathleen A. Chapman                                            Attest:  /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                   (Principal Executive Officer)

           Wade A. Dokken*        President and Chief Executive Officer,                   1/18/01
           ---------------
           Wade A. Dokken           Chairman of the Board and Director

                                   (Principal Financial Officer and Principal Accounting Officer)

       /s/ Thomas M. Mazzaferro        Executive Vice President and                        1/18/01
        Thomas M. Mazzaferro              Chief Financial Officer

       /s/ David R. Monroe           Senior Vice President, Treasurer                      1/18/01
           David R. Monroe               and Corporate Controller

                                                        (Board of Directors)

      Patricia Abram***                              Gordon C. Boronow*                Malcolm M. Campbell*
      -----------------                              ------------------                --------------------
      Patricia Abram                                  Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                                   Y.K. Chan***                    Lincoln R. Collins*
      ---------------                                   ------------                    -------------------
      Wade A. Dokken                                      Y.K. Chan                     Lincoln R. Collins

      Ian Kennedy***                                Thomas M. Mazzaferro*                 Gunnar Moberg*
      --------------                                ---------------------                 --------------
      Ian KennedyThomas M. Mazzaferro                   Gunnar Moberg

      Christian Thwaites***                           Bayard F. Tracy*                 Deborah G. Ullman***
      ---------------------                           ----------------                 --------------------
      Christian Thwaites                              Bayard F. Tracy                    Deborah G. Ullman

                                                            Brett M. Winson**
                                                            -----------------
                                                             Brett M. Winson

                                */**/***By:  /s/ Kathleen A. Chapman
                                            Kathleen A. Chapman

                 *Pursuant to Powers of Attorney previously filed with Initial Registration Statement No. 333-25733
         **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-25733
        ***Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 11 to Registration Statement No. 33-87010